Revolving Line of Credit and Note Payable (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Revolving Line of Credit (Textual)
CNB Bank account	$ 120,000
CNB Bank account [Member]
Revolving Line of Credit (Textual)
CNB Note maturity date, description	In 2017, the Company issued a promissory note (the “CNB Note”) to City National Bank of Florida (“CNB”) in the principal amount of $2,000,000, with a maturity date of August 2, 2018. In 2018, the maturity date of the CNB Note was extended to August 2, 2019. On August 29, 2019, the maturity date of the CNB Note was extended to August 2, 2020.
Monthly payment, description	The CNB Note bears an interest rate equal to the average of the interest rates per annum at which U.S. Dollars are offered in the London Interbank Borrowing Market ("LIBOR") for a 30-day period (the "Index") plus 2.9% over the Index. The Company will pay to CNB a late charge of 5.0% of any monthly payment not received by CNB within 10 calendar days after its due date.
Line of credit drawn	$ 2,000,000
Additional interest rate on fee	4.60%
Minimum average annual balance	$ 1,600,000
CNB Bank account	120,000
Aggregate unencumbered liquidity	$ 6,000,000